Asset Impairment And Exit Costs (Movement In The Exit Cost Liabilities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Impairment And Exit Costs [Abstract]
Liability, beginning balance	$ 48	$ 84
Charges	75	47
Cash spent	(98)	(75)	(56)
Currency/other	3	(8)
Liability, ending balance	28	48	84
Accrual reversal		$ 5